(Loss)/ Earnings Per Share (Additional Information) (Details)		0 Months Ended	12 Months Ended
	Oct. 31, 2013 Convertible Senior Notes [Member]	May 05, 2011 Class A Common Shares [Member]	Dec. 31, 2013 Convertible Preferred Shares [Member]	Dec. 31, 2012 Convertible Preferred Shares [Member]	Dec. 31, 2011 Convertible Preferred Shares [Member]	Dec. 31, 2013 Share Options and Restricted Shares [Member]	Dec. 31, 2012 Share Options and Restricted Shares [Member]	Dec. 31, 2011 Share Options and Restricted Shares [Member]	Dec. 31, 2013 Convertible Senior Notes [Member]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Anti-dilutive securities excluded from calculation of dilutive net (loss)/earnings per share			0	0	27,649,375	31,829,884	0	0	6,735,642
Common shares per ADS		5
Convertible debts, interest rate	4.00%